Financial Instruments	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Financial Instruments
Financial Instruments

a)	Fair Value Measurements

For a description of how the Company estimates fair value and for a description of the fair value hierarchy levels, see Note 11 in the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2017.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Company’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2018		December 31, 2017
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash, cash equivalents and restricted cash	Level 1	545,026	545,026	552,174	552,174
Derivative instruments (note 14)
Interest rate swap agreements – assets(1)	Level 2	15,503	15,503	6,081	6,081
Interest rate swap agreements – liabilities(1)	Level 2	(56,233)	(56,233)	(78,560)	(78,560)
Cross-currency interest swap agreements – assets(1)	Level 2	6,449	6,449	3,758	3,758
Cross-currency interest swap agreements – liabilities(1)	Level 2	(50,975)	(50,975)	(54,217)	(54,217)
Foreign currency contracts	Level 2	—	—	81	81
Stock purchase warrants	Level 3	35,271	35,271	30,749	30,749
Freight forward agreements	Level 1	18	18	—	—
Non-recurring
Vessels and equipment (note 7)	Level 2	65,209	65,209	—	—
Vessels held for sale (note 7)	Level 2	—	—	16,671	16,671
Other
Loans to equity-accounted investees – Current	(2)	66,161	(2)	107,486	(2)
Advances to equity-accounted investees and joint venture partners – Long-term	(2)	166,328	(2)	146,420	(2)
Long-term receivable included in accounts receivable and other non-current assets(3)	Level 3	1,200	1,194	3,476	3,459
Long-term debt – public (note 8)	Level 1	(961,344)	(992,612)	(963,563)	(979,773)
Long-term debt – non-public (note 8)	Level 2	(2,387,989)	(2,355,850)	(2,454,142)	(2,421,273)
Obligations related to capital leases, including current portion	Level 2	(1,352,198)	(1,306,537)	(1,160,457)	(1,148,989)

(1)
The fair value of the Company's interest rate swap and cross-currency swap agreements at June 30, 2018 includes $4.0 million (December 31, 2017 - $5.7 million) accrued interest expense which is recorded in accrued liabilities on the unaudited consolidated balance sheets.

(2)
In the unaudited interim consolidated financial statements, the Company’s loans to and equity investments in equity-accounted investees form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. The fair value of the individual components of such aggregate interests is not determinable.

(3)
As at June 30, 2018, the estimated fair value of the non-interest-bearing receivable from Royal Dutch Shell plc (or Shell) is based on the remaining future fixed payments as well as an estimated discount rate. The estimated fair value of this receivable as of June 30, 2018 was $1.2 million (December 31, 2017 – $3.5 million) using a discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest-bearing receivable from Shell, the discount rate is based on unsecured debt instruments of similar maturity held by the Company, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Stock purchase warrants - As at June 30, 2018, Teekay held 14.5 million common unit warrants issued by Teekay Offshore (or Brookfield Transaction Warrants) (see Note 3 of the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2017), which warrants are among those issued by Teekay Offshore to Brookfield and Teekay as part of the Brookfield Transaction. In July 2018, Brookfield transferred to Teekay an additional 1.0 million Brookfield Transaction Warrants upon Brookfield’s exercise of its option to acquire an additional 2% of ownership interests in Teekay Offshore's general partner from Teekay. The Brookfield Transaction Warrants allow the holders to acquire one common unit of Teekay Offshore for each Brookfield Transaction Warrant for an exercise price of $0.01 per common unit, which warrants become exercisable when Teekay Offshore's common unit volume-weighted average price is equal to or greater than $4.00 per common unit for 10 consecutive trading days until September 25, 2024. The fair value of the Brookfield Transaction Warrants was $33.8 million and $29.4 million on June 30, 2018 and December 31, 2017, respectively.

As of June 30, 2018, in addition to the Brookfield Transaction Warrants, Teekay held a total of 1,755,000 warrants to purchase common units of Teekay Offshore that were issued in connection with Teekay Offshore's private placement of Series D Preferred Units in June 2016 (or the Series D Warrants) with an exercise price of $4.55, which have a seven-year term. The Series D Warrants will be net settled in either cash or common units at Teekay Offshore’s option. The fair value of the Series D Warrants was $1.5 million and $1.3 million on June 30, 2018 and December 31, 2017, respectively.

The estimated fair values of the Brookfield Transaction Warrants and the Series D Warrants were determined using a Black-Scholes pricing model and are based, in part, on the historical price of common units of Teekay Offshore, the risk-free rate, vesting conditions and the historical volatility of Teekay Offshore. The estimated fair values of these Brookfield Transaction Warrants and Series D Warrants as of June 30, 2018 were based on the historical volatility of Teekay Offshore's common units of 58.1% and 55.8%, respectively. A higher or lower volatility would result in a higher or lower fair value of this derivative asset.

During January 2014, the Company received from Tanker Investments Limited (or TIL) stock purchase warrants entitling it to purchase up to 1.5 million shares of common stock of TIL. In May 2017, Teekay Tankers entered into a merger agreement with TIL, and in November 2017, on completion of the merger, TIL became a wholly-owned subsidiary of Teekay Tankers. This transaction and its effects are described in more detail in Note 4a of the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2017. Under the terms of the merger agreement, warrants to purchase or acquire shares of common stock of TIL that had not been exercised as of the effective time of the merger, were canceled. As a result, no value is recorded for this warrant in the Company's balance sheet at June 30, 2018.

Changes in fair value during the three and six months ended June 30, 2018 and 2017 for the Company’s Brookfield Transaction Warrants, Series D Warrants and the TIL stock purchase warrants, as applicable, which are described above and were measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	$	$	$	$
Fair value at the beginning of the period	29,065	332	30,479	575
Unrealized gain (loss) included in earnings	6,206	(332)	4,792	(575)
Fair value at the end of the period	35,271	—	35,271	—

b)	Financing Receivables

The following table contains a summary of the Company’s carrying value of financing receivables by type of borrower and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	June 30, 2018	December 31, 2017
			$	$
Direct financing leases	Payment activity	Performing	490,747	495,990
Other loan receivables
Loans to equity-accounted investees and joint venture partners	Other internal metrics	Performing	232,489	253,906
Long-term receivable and accrued revenue included in accounts receivable and other assets	Payment activity	Performing	14,093	12,175
			737,329	762,071